Expense Example, No Redemption {- Franklin High Income Fund} - Franklin High Income Fund-24 - Franklin High Income Fund - Class C	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 130
3 Years	406
5 Years	702
10 Years	$ 1,545